Unaudited Condensed Consolidated Statements of Operations - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenues
Time charter revenue	$ 24,045,594	$ 9,601,994
Commissions (including $120,025 and $300,570, respectively, to related party)	(1,379,688)	(518,200)
Net revenue	22,665,906	9,083,794
Operating expenses
Voyage expenses, net	(443,075)	570,003
Vessel operating expenses (including $61,140 and $57,794, respectively, to related party)	6,241,943	5,609,430
Dry-docking expenses	57,174	1,733,323
Vessel depreciation	3,412,475	3,252,516
Related party management fees	1,085,825	973,504
General and administrative expenses (including $625,000 to related party)	1,151,151	1,180,155
Total operating expenses	11,505,493	13,318,931
Operating (loss) / income	11,160,413	(4,235,137)
Other income/(expenses)
Interest and other financing costs (including nil and $25,533, respectively, to related party)	(1,121,172)	(1,247,821)
Loss on debt extinguishment	(1,647,654)	0
Loss on derivatives, net	(5,314,405)	(643,146)
Foreign exchange gain / (loss)	(4,912)	3,891
Interest income	10,409	3,650
Other expenses, net	(8,077,734)	(1,883,426)
Net (loss) / income	3,082,679	(6,118,563)
Dividends to Series B Preferred shares	(570,925)	(748,012)
Preferred deemed dividend	(120,000)	0
Net (loss) / income attributable to common shareholders	$ 2,391,754	$ (6,866,575)
(Loss) / earnings per share attributable to common shareholders, basic (in dollars per share)	$ 1.03	$ (3.03)
Weighted average number of shares outstanding during the period, basic (in shares)	2,322,588	2,267,375
(Loss) / earnings per share attributable to common shareholders, diluted (in dollars per share)	$ 1.01	$ (3.03)
Weighted average number of shares outstanding during the period, diluted (in shares)	2,364,879	2,267,375